Organization and Description of Business (Details Narrative) - USD ($)	Nov. 20, 2018	Nov. 20, 2018	Nov. 09, 2018	May 31, 2019	Aug. 21, 2018	Aug. 22, 2017
Deposit in trust account					$ 303,610
Price per unit under trust account					$ 0.058
Number of shares issued upon conversion of convertible securities			520,000
Chardan Capital Markets [Member] | Restricted Stock [Member]
Number of shares issued restricted shares	208,000
Shares issued, price per share	$ 10.21	$ 10.21
Chardan Capital Markets [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Number of shares issued restricted shares, value		$ 2,125,000
Smaaash Entertainment Private Limited [Member]
Number of shares issued			2,000,000
Initial Public Offering [Member]
Sale of stock, price per unit						$ 10.00
Number of common stock shares and warrants outstanding			5,119,390
Number of common stock shares eligible for outstanding warrants			5,461,500	5,461,500
Initial Public Offering [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares redeemed			4,448,260
Sale of stock, price per unit			$ 10.2187363
Number of shares redeemed, value			$ 45,455,596